Net Loss Per Share Attributable to Common Stockholders	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Stockholders
3.	NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company (in thousands, except share data and per share data):

	Years Ended December 31,
	2014	2013	2012
Net loss	$(23,342)	$(17,143)	$(22,101)
Accretion of preferred stock issuance costs to redemption value	—	—	(73)
Net loss attributable to common stockholders — basic and diluted	$(23,342)	$(17,143)	$(22,174)
Weighted-average number of common shares — basic and diluted	14,548,516	684,330	609,344
Net loss per share attributable to common stockholders — basic and diluted	$(1.60)	$(25.05)	$(36.39)

The Company has reported a net loss for all periods presented, therefore diluted net loss per common share is the same as basic net loss per common share.

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an antidilutive impact due to the losses reported (in common stock equivalent shares):

	As of December 31,
	2014	2013	2012
Options to purchase common stock	2,126,176	1,062,694	1,046,178
Warrants to purchase redeemable convertible preferred stock	—	128,663	128,663
Warrants to purchase common stock	128,663	—	—
Redeemable convertible preferred stock	—	6,826,004	6,992,694
Convertible notes payable	—	754,785	—